Inventories - Breakdown of Inventories (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Summary of inventories [line items]
Inventories		R$ 4,244,164	R$ 3,917,076
Fuels, lubricants, and greases [member]
Summary of inventories [line items]
Inventories		3,395,951	3,009,100
Raw materials [member]
Summary of inventories [line items]
Inventories		313,445	373,544
Purchase for future delivery [member]
Summary of inventories [line items]
Inventories	[1]	102,985	255,001
Consumable materials and other items for resale [member]
Summary of inventories [line items]
Inventories		292,054	129,539
Liquified petroleum gas - LPG [member]
Summary of inventories [line items]
Inventories		120,537	128,098
Properties for resale [member]
Summary of inventories [line items]
Inventories		R$ 19,192	R$ 21,794

[1]	Refers substantially to ethanol, biodiesel and advances for fuel acquisition.